Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Leases [Line Items]
Operating lease rental expenses net	$ 9,700	$ 9,500
Operating Lease, Right-of-Use Asset			$ 34,690	$ 37,234	$ 47,100
Operating Lease, Liability				$ 64,185	$ 53,000
Corporate Headquarters Chicago Lllinois [Member]
Leases [Line Items]
Lease commencate month year	2021-01
Reimbursements from lessor	$ 16,900
Maximum [Member] | Office Space and Data Center Facilities [Member]
Leases [Line Items]
Operating lease term			17 years	17 years
Operating lease term extension			5 years	10 years
Maximum [Member] | Equipment Leases [Member]
Leases [Line Items]
Operating lease term			3 years	3 years
Minimum [Member] | Office Space and Data Center Facilities [Member]
Leases [Line Items]
Operating lease term			1 year	1 year
Operating lease term extension			3 years	5 years
Minimum [Member] | Equipment Leases [Member]
Leases [Line Items]
Operating lease term			1 year	1 year